DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

As disclosed in Note 2, we completed the sale of our California and Arizona precast units in August 2012 and December 2012, respectively. We have presented the results of operations for all periods as discontinued operations.

The results of discontinued operations included in the accompanying consolidated statements of operations were as follows (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Revenue	$34,055	$49,204
Depreciation, depletion and amortization, or DD&A	(652)	(1,076)
Operating expenses, excluding DD&A, and other income	(35,553)	(49,684)
Loss from discontinued operations	(2,150)	(1,556)
Gain on disposal of assets	2,154	—
Income (loss) from discontinued operations, before income taxes	4	(1,556)
Income tax benefit	6	3
Income (loss) from discontinued operations	$10	$(1,553)

Below is a summary of the assets and liabilities from our California precast operations on the date of sale with comparable balances as of December 31, 2011 (in thousands):

	August 20,	December 31,
	2012	2011
Cash and cash equivalents	$85	$317
Trade accounts receivable, net	7,864	8,742
Inventories	7,090	6,870
Property, plant and equipment, net	6,965	7,203
Other assets	674	482
Total assets	$22,678	$23,614

Accounts payable	$2,062	$3,412
Accrued liabilities	596	1,819
Total liabilities	$2,658	$5,231

Trade accounts receivable was net of allowances of $41 thousand and $0.1 million as of August 20, 2012 and December 31, 2011, respectively. Property, plant and equipment was net of accumulated depreciation of $1.4 million and $1.1 million as of August 20, 2012 and December 31, 2011, respectively.

Below is a summary of the assets and liabilities from our Smith operations on the date of sale with comparable balances as of December 31, 2011(in thousands):

	December 17,	December 31,
	2012	2011
Cash and cash equivalents	$—	$2
Trade accounts receivable, net	1,045	1,125
Inventories	1,642	2,003
Property, plant and equipment, net	1,365	1,393
Other assets	—	89
Total assets	$4,052	$4,612

Current maturities of long-term debt	$156	$147
Accounts payable	463	539
Accrued liabilities	98	139
Long-term debt	137	293
Total liabilities	$854	$1,118

Trade accounts receivable was net of allowances of $31 thousand and $0.1 million as of December 17, 2012 and December 31, 2011, respectively. Property, plant and equipment was net of accumulated depreciation of $0.5 million and $0.3 million as of December 17, 2012 and December 31, 2011, respectively.